AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2014		2013
		Fair		Fair
		Market		Market
	Cost	value	Cost	value
	$	$	$	$

Public traded securities	-	-	1,177	-
Marketable funds	-	-	966,673	974,639
Stock options	-	-	-	-
Total	-	-	967,850	974,639